SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Unaudited interim consolidated financial statements

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information. In the opinion of management, the unaudited interim consolidated financial statements include all adjustments necessary for a fair presentation.

The balance sheet as of December 31, 2021 has been derived from the audited consolidated financial statements of the Company at that date but does not include all information and footnotes required by U.S. GAAP for complete financial statements.

The accompanying unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2021.

The significant accounting policies disclosed in the Company’s audited 2021 consolidated financial statements and notes thereto have been applied consistently to these unaudited interim consolidated financial statements except for the application of ASC 842. Results for the six months ended June 30, 2022 are not necessarily indicative of results that may be expected for the year ending December 31, 2022.

Use of estimates

The preparation of the unaudited interim consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the interim consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. Actual results could differ from those estimates.
The novel coronavirus (“COVID-19”) pandemic has created, and may continue to create, significant uncertainty in macroeconomic conditions, and the extent of its impact on the Company’s operational and financial performance will depend on certain developments, including the duration and spread of the outbreak and the impact on the Company’s customers and its sales cycles. The Company considered the impact of COVID-19 on the estimates and assumptions and determined that there were no material adverse impacts on the consolidated financial statements for the period ended June 30, 2022. As events continue to evolve and additional information becomes available, the Company’s estimates and assumptions may change materially in future periods.
Cash and cash equivalents

Cash and cash equivalents consist of cash balances and bank deposits, including money market funds, that have a maturity, at the date of purchase, of three months or less.

Investments

The Company accounts for investments in debt securities in accordance with ASC 320, "Investments - Debt Securities". Management determines the appropriate classification of its investments in debt securities at the time of purchase and re-evaluates such determinations at each balance sheet date.

Held-to-maturity securities are those securities that the Company has the positive intent and ability to hold until maturity. Trading securities are those securities that the Company intends to sell in the near term. All other securities not included in the held-to-maturity or trading category are classified as available-for-sale. Held-to-maturity securities are recorded at amortized cost. Trading securities are carried at fair value with unrealized gains and losses charged to earnings. Available-for-sale securities are carried at fair value with unrealized gains and losses recorded within accumulated other comprehensive income (loss) as a separate component of shareholders’ equity.

The Company's securities are reviewed for impairment in accordance with ASC 320-10-35. If such assets are considered to be impaired, the impairment charge is recognized in earnings when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities with an unrealized loss that the Company intends to sell, or it is more likely than not that the Company will be required to sell before recovery of their amortized cost basis, the entire difference between amortized cost and fair value is recognized in earnings. For securities that do not meet these criteria, the amount of impairment recognized in earnings is limited to the amount related to credit losses, while declines in fair value related to other factors are recognized in accumulated other comprehensive income (loss). As of June 30, 2022, no other-than-temporary impairment had been recognized.
Leases
On January 1, 2022, the Company adopted ASU No. 2016-02, "Leases (Topic 842)",using the modified retrospective method by applying the new standard to all leases existing at the date of initial application. Results and disclosure requirements for reporting periods beginning after January 1, 2022 are presented under Topic 842, while prior period amounts have not been adjusted and continue to be reported in accordance with our historical accounting under Topic 840. The Company has elected the package of practical expedients permitted under the transition guidance, which allows the Company not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. The Company elected to not recognize a lease liability and a right-of-use ("ROU") asset for leases with a term of twelve months or less. Lease payments on short-term leases are recognized as an expense on a straight-line basis over the lease term, not included in lease liabilities. Lastly, the Company also elected the practical expedient to not separate lease and non-lease components for its leases.

The Company determines if an arrangement is a lease and the classification of that lease at inception based on: (1) whether the contract involves the use of a distinct identified asset, (2) whether the Company obtains the right to substantially all the economic benefits from the use of the asset throughout the period, and (3) whether the Company has a right to direct the use of the asset.

ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make minimum lease payments arising from the lease. ROU assets are initially measured at amounts, which represents the discounted present value of the lease payments over the lease, plus any initial direct costs incurred. The lease liability is initially measured at lease commencement date based on the discounted present value of minimum lease payments over the lease term. The implicit rate within the operating leases is generally not determinable, therefore the Company uses its Incremental Borrowing Rate ("IBR") based on the information available at commencement date in determining the present value of lease payments. The Company's IBR is estimated to approximate the interest rate for collateralized borrowing with similar terms and payments and in economic environments where the leased asset is located. Certain leases include options to extend or terminate the lease. An option to extend the lease is considered in connection with determining the ROU asset and lease liability when it is reasonably certain that the Company will exercise that option. An option to terminate is considered unless it is reasonably certain that the Company will not exercise the option.

Payments under the Company's lease arrangements are primarily fixed, however, certain lease agreements contain variable payments, which are expensed as incurred and not included in the operating lease right-of-use assets and liabilities. Variable lease payments are primarily comprised of payments affected by common area maintenance and utility charges.

Fair value of financial instruments

Fair value is defined as the exchange price that would be received from the sale of an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company measures financial assets and liabilities at fair value at each reporting period using a fair value hierarchy which requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

A financial instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs may be used to measure fair value:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 — unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Financial instruments consist among others of cash equivalents, restricted cash, other accounts receivable, trade payables, and other accounts payable and accrued expenses. The estimated fair values of these financial instruments approximate their carrying value as presented, due to their short term maturities. We consider public warrant liabilities to be Level 1 and private warrants are measured at fair value using Level 3 inputs. The financial liability for the warrant liabilities are accounted for at fair value through profit and loss. For short term investments refer to Note 3 and 11.

Revenue recognition

During 2021, the Company generated revenues from selling its wheels for personal mobility products.

Under ASC 606 “Revenue from contracts with customers”, the Company recognizes revenue when its customer obtains control of promised goods or services in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services. To determine revenue recognition for contracts that are within the scope of the standard, the Company perform the following five steps: (1) Identify the contract(s) with a customer, (2) Identify the performance obligations in the contract, (3) Determine the transaction price, (4) Allocate the transaction price to the performance obligations in the contract and (5) Recognize revenue when (or as) the entity satisfies a performance obligation.
The Company recognizes revenue at the time when its customer obtains control of the promised goods which is when the performance obligation is satisfied by transferring the promised product to the customer.

The transaction price is determined based on the consideration to which the Company expects to be entitled in exchange for transferring the products to the customer.

The Company applied the practical expedient in ASC 606 and did not evaluate payment terms of one year or less for the existence of a significant financing component.

Deferred revenues are recognized as (or when) the Company receives consideration prior to performing its obligations under the contract.

In April 2021, the Company entered into a strategic development agreement with a customer, pursuant to which the Company will develop and supply REE platform prototypes. Revenue related to the agreement is deferred and will be recognized upon satisfying performance obligations in the contract. As of June 30, 2022 and December 31, 2021, the Company had deferred revenues recorded of $943 and $943, respectively. The Company’s contracts with customer prepayment terms do not include a significant financing component because the primary purpose is not to receive financing from the customers.

For contracts in which the performance obligation has an original expected duration of one year or less, the Company does not provide disclosure on its remaining performance obligations.

Fulfillment costs are capitalized up to the amount that is expected to be recovered, and any excess amounts will be expensed as incurred. As of June 30, 2022, the Company recorded capitalized costs of $943.

Contract liabilities consisted of the following as of June 30, 2022 and December 31, 2021:

	June 30, 2022	December 31, 2021
	(Unaudited)	(Audited)
Deferred revenues, non-current	$943	$943

Remaining Performance Obligation

The Company’s remaining performance obligations are comprised of the delivery of products and a material right for purchases of finished goods not yet delivered. As of June 30, 2022, the aggregate amount of the transaction price allocated to remaining performance obligations was $943, which the Company expects to recognize as revenue.

Recently adopted accounting pronouncements

As an “emerging growth company,” the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act. The adoption dates discussed below reflect this election.

On January 1, 2022, the Company adopted ASU No. 2016-02, "Leases (Topic 842)". Upon adoption, we recognized total right of use (“ROU”) assets and corresponding liabilities of $8,857 on our consolidated balance sheets. The ROU assets include adjustments for prepayments and accrued lease payments. The adoption did not impact the beginning balance of retained earnings, or prior year consolidated statements of income and statements of cash flows.

For information regarding the impact of Topic 842 adoption, see Significant Accounting Policies – Leases above and Note 5 - Leases.
Recently issued accounting pronouncements, not yet adopted

In December 2019, the FASB issued ASU 2019-12 “Income Taxes (Topic 740) — Simplifying the Accounting for Income Taxes” (“the Update”). ASU 2019-12 is intended to simplify the accounting for income taxes by removing certain exceptions to the general principles in ASC 740. The standard will be effective for the Company for fiscal years beginning January 1, 2022, and interim periods in fiscal years beginning January 1, 2023. The Company does not anticipate ASU 2019-12 will have a material impact on its consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13 “Financial Instruments — Credit Losses — Measurement of Credit Losses on Financial Instruments.” This guidance replaces the current incurred loss impairment methodology with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates.

The guidance will be effective for the Company beginning January 1, 2023, and interim periods therein. Early adoption is permitted. The Company is currently evaluating the effect that ASU 2016-13 will have on its consolidated financial statements and related disclosures.